Leases (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Supplemental balance sheet information related to operating leases
Right-of-use assets under operating leases	$ 516,459	$ 534,351
Operating lease liabilities, current	69,062	46,543
Operating lease liabilities, non-current	458,617	517,156
Total operating lease liabilities	$ 527,679	$ 563,699